Income taxes - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income taxes
Income tax benefit at tax rate	29.825%	29.825%
Tax loss carryforward for corporate income tax purposes	€ 471,700	€ 372,000
Tax loss carryforward for trade tax purposes	470,600	371,000
Maximum tax loss at risk due to ownership changes	59,000
Intangible assets
Income taxes
Deferred tax assets	0	238
Trade and other receivables
Income taxes
Deferred tax assets	317	102
Borrowings
Income taxes
Deferred tax liabilities	65	86
Deferred tax assets	0	26
Lease liabilities
Income taxes
Deferred tax assets	2,147	150
Trade and other payables
Income taxes
Deferred tax assets	24	31
Long term financial assets
Income taxes
Deferred tax liabilities	266	266
Contract liabilities
Income taxes
Deferred tax liabilities	0	291
Deferred tax assets	0	0
Leasehold improvements and equipment and right-of-use assets
Income taxes
Deferred tax liabilities	2,398	204
Other assets
Income taxes
Deferred tax liabilities	€ 83	€ 0